Fair value measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fair value measurement [Abstract]
Transfers into level 3	$ 0	$ 0
Transfers out of level 3	$ 0	$ 0